Financial Risk Management	12 Months Ended
Dec. 31, 2024
Financial Risk Management
Financial Risk Management

(14) Financial Risk Management

- Liquidity Risk-

Revenue fluctuations, external events and changes in the business environment might negatively impact the Group’s short- to mid-term profitability and cash reserves. To actively address any related risk, the Group’s management has defined minimum liquidity levels and prepared a scenario planning to safeguard its cash position. The Group believes that existing liquidity reserves are sufficient to cope with the cumulative impact of all identified risks. The Group currently has sufficient liquidity reserves, due to a public placement in the United States in 2021 and securing additional external debt financing in 2023, most significantly a EUR 150m unsecured loan facility from the European Investment Bank. Further, in July 2024, the Company secured a €250 million senior secured RCF to strengthen its liquidity position, supporting investments, working capital needs, and future growth. The RCF was intended as a backup credit line rather than a critical financing instrument. In the third quarter of 2024, we revised our financial performance guidance for the year, which created unexpected pressure on our debt covenants, including the net debt leverage covenant associated with the newly signed RCF. Draw stop and covenant waiver remain in place until us and our lenders renegotiate the RCF terms, reflecting the updated credit situation, in the second half of 2025. The liquidity risk resulting from the draw stop is limited, as we maintain sufficient operational liquidity to cover our funding needs for the year 2025.

The option of increasing capital is always considered. This additional financing might be required if new business opportunities arise. The Group does not intend to engage in projects unless adequate funding is allocated or secured. Given the current business environment with economic and political uncertainties, the Group assesses the associated liquidity risks still to be low (previous year: low).

The general risk of losing a significant amount of cash in cash investments is continuously mitigated by spreading the investments across several different banks in high-credit quality instruments in full compliance with the Group’s approved investment policy. The Group monitors its banks and investments on an ongoing basis. Therefore, the Group assesses the current default risks to be low, remaining unchanged in comparison to the previous year.

Currency exchange movements also impact the Group’s reported liquidity primarily through the translation of liquid assets held in U.S. Dollars or Pound Sterling into Euros. A portion of the funds is held in currencies other than Euro to meet local operating needs. Political and economic uncertainties remain at a higher level causing volatility in the market.

The contractual maturities of the financial liabilities, including the estimated interest payments as of December 31, 2024 and 2023 are shown in the following tables:

	December 31, 2024
	Carrying	Contractual	Due in	Due in	Due in more
	amount	Cash flow	1 year	2 - 5 years	than 5 years
	k€	k€	k€	k€	k€
Non-derivative financial liabilities
Loans	(287,556)	(301,238)	(7,911)	(196,055)	(97,272)
Lease obligations	(151,863)	(175,081)	(24,548)	(90,484)	(60,048)
Contingent consideration	—	—	—	—	—
Trade accounts payable	(85,792)	(85,792)	(85,792)	—	—
Other financial liabilities	(5,430)	(5,430)	(4,118)	(1,312)	—
Total non-derivative financial liabilities	(530,643)	(567,542)	(122,370)	(287,851)	(157,320)
Derivative financial liabilities
Foreign currency forwards	(4,139)	(4,139)	—	—	—
Total derivative financial liabilities	(4,139)	(4,139)	—	—	—

	December 31, 2023
	Carrying	Contractual	Due in	Due in	Due in more
	amount	Cash flow	1 year	2 - 5 years	than 5 years
	k€	k€	k€	k€	k€
Non-derivative financial liabilities
Loans	(437,058)	(448,999)	(133,666)	(159,790)	(155,542)
Lease obligations	(189,140)	(204,291)	(23,476)	(91,682)	(89,132)
Contingent consideration	(311)	(334)	(334)	—	—
Trade accounts payable	(134,319)	(134,319)	(134,319)	—	—
Other financial liabilities	(23,960)	(23,960)	(22,572)	(1,387)	—
Total non-derivative financial liabilities	(784,787)	(811,902)	(314,368)	(252,860)	(244,674)
Derivative financial liabilities
Interest rate swaps/Foreign currency forwards	(193)	(193)	(60)	(133)	—
Total derivative financial liabilities	(193)	(193)	(60)	(133)	—

- Currency Risk-

The Group is exposed to foreign exchange risk as the Group entities enter into revenues, purchases, and other transactions in a currency other than the functional currency of the respective Group entity. The functional currencies of the Group entities are mainly Euro, US Dollar and British Pound. In the course of their ordinary business activities, the Group companies are exposed in particular to exchange rate fluctuations between US Dollar, British Pound and Euro. The amount of exchange differences recognized in the consolidated income statement except for those arising on financial instruments measured at fair value through profit or loss in accordance with IFRS 9 is a net gain of € 12,956k in financial year 2024 (2023: net loss € (1,229)k).

The table below shows the average exchange rates as well as the exchange rates as of December 31, 2024 and December 31, 2023, in each case against the Euro:

	Annual average exchange rate		Closing rate Dec 31
	2024	2023	Dec. 31
	Jan 1 - Dec 31	Jan 1 - Dec 31	2024	2023
	€	€	€	€
USD	1.0824	1.0813	1.0389	1.1050
GBP	0.8466	0.8698	0.8292	0.8690

A strengthening (weakening) of the Euro, the US Dollar and the British Pound among themselves and against other currencies, as shown below as at December 31, would lead to an increase (reduction) in equity and earnings with the amounts mentioned below. This analysis relates to financial instruments held for sale on condition that all other variables remain constant and ignore the impact of purchases and sales.

	2024
	USD		GBP		EUR
k€	+10%	(10)%	+10%	(10)%	+10%	(10)%
Share	13,834	(13,834)	2,994	(2,994)	16,828	(16,828)
Result	13,834	(13,834)	2,994	(2,994)	16,828	(16,828)

	2023
	USD		GBP		EUR
k€	+10%	(10)%	+10%	(10)%	+10%	(10)%
Share	16,699	(16,699)	5,278	(5,278)	21,977	(21,977)
Result	16,699	(16,699)	5,278	(5,278)	21,977	(21,977)

	2022
	USD		GBP		EUR
k€	+10%	(10)%	+10%	(10)%	+10%	(10)%
Share	31,007	(31,007)	3,967	(3,967)	34,974	(34,974)
Result	31,007	(31,007)	3,967	(3,967)	34,974	(34,974)

The Group manages foreign exchange exposure by incurring certain expenses in the currency of the local operating business and through selected hedging transactions such as foreign currency forward contracts. The hedging instruments used do not expose the Group to any significant additional risk. The objective of these transactions is to reduce the exposure of exchange rate fluctuations of the Group’s foreign currency denominated cash flows. The Group does not enter into derivative transactions for trading or speculative purposes. Foreign currency contracts are accounted for at fair value. Foreign currency derivative accounting gains and losses are included in non-operating income and expense amounted to a net loss of € (8,926)k in financial year 2024 (2023: net gain € 8,360k, 2022: net gain € 9,424k). The realized and unrealized FX losses in 2024 mainly result from unfavorable FX forwards from the second half of the year.

Derived regularly from the summarized quantitative data about the Group’s currency risks, based on the report to the Management Board, the expected future USD cash flows which should be hedged with USD/GBP forward contracts and USD/EUR forward contracts are determined. As of December 31, 2024, cash flows of USD 114,600k (December 31, 2023: USD 233,000k, December 31, 2022: USD 394,039k), of which USD 84,000k was hedged against the Euro (December 31, 2023: USD 173,000k, December 31, 2022: USD 349,639k), and USD 30,600k was hedged against the GBP (December 31, 2023: USD 60,000k, December 31, 2022: USD 44,400k), as well as cash outflows of € 0k against the GBP (December 31, 2023: € 3,900k, December 31, 2022: € 8,400k).The fair value of cash and cash equivalents, trade receivables and trade payables approximate their carrying amount due to their short-term nature. Financial assets are accounted for at the trade date.

-Interest Rate Risk-

The Group is exposed to interest rate risk through variable interest-bearing loans as well as current investments in Germany, but also at our foreign entities. The fair value of debt varies from the carrying amount if there is a difference between the underlying interest rate to the market interest rate.

These interest rate risks are considered immaterial.

-Credit Risk-

Credit risk is the risk of financial loss to the Group if a customer fails or partly fails to meet any of its contractual obligations and arises primarily from the receivables from customers, contract assets and investment securities. The maximum exposure to credit risk for trade receivables at the reporting date by geographic region is as follows:

	December 31, 2024	December 31, 2023
	k€	k€
USA	59,084	38,709
Europe	40,499	44,395
Rest of the world	16,528	13,129
	116,111	96,233

The maximum credit risk of the contract assets corresponds to the carrying amounts and amounted to € 46,034k at year-end (December 31, 2023: € 25,000k). The maximum credit risk of short-term investments corresponds to the carrying amounts and amounted to € 90,413k at year-end (December 31, 2023: € 93,203k).

The Group has exposure to credit risk primarily with respect to its third-party receivables. The Group continuously assesses the solvency of its customers and maintains an appropriate specific allowance for bad debts, which is derived from the expected collectability of all receivables from third parties. The Group’s receivables from third parties are unsecured and not secured by any liens from customers. On December 31, 2024, 9% of trade account receivables were due from one customer (December 31, 2023: 6%). Any default risks with regards to trade receivables are mainly limited by geographical diversification of customers and by the Group’s monitoring procedures.

-Capital management risk-

The Group actively manages its funds to primarily ensure liquidity and principal preservation while seeking to maximize returns. The Group’s cash and short-term investments are held with several different banks. Financial investments are made in liquid, highly diversified investment instruments having at minimum a Standard & Poor’s rating (or equivalent) of at least BBB-.

The following table shows the total assets, equity as well as equity ratio and net cash (cash and cash equivalents minus current and non-current loan liabilities and current and non-current finance lease obligations):

	December 31, 2024	December 31, 2023
	k€	k€
Balance sheet total	1,912,502	2,252,468
Equity attributable to Shareholders of Evotec SE	952,525	1,119,908
Equity ratio in (%)	49.8%	49.7%
Net cash	(133,033)	(115,289)

The Group remains well financed with an equity ratio relating to equity attributable to the Group’s shareholders of 49.8% as of December 31, 2024 (December 31, 2023: 49.7%) and currently has no necessity to raise capital to maintain its operations in the near to mid-term. However, the option to increase capital must always be considered if new opportunities arise in terms of M&A or in-licensing which require additional financing. Furthermore, the acquisition of anchor investors can be of strategic importance for the company.

No minimum capital requirements are stipulated in Evotec’s statutes. The Company has obligations to issue shares out of the conditional capital relating to the exercise of stock options based on miscellaneous stock option plans as well as SPA on the basis of Share Performance Plans (see Note (12)).